Summary of Significant Accounting Policies, Income taxes (Details) - USD ($)		3 Months Ended								12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net income tax benefits (provisions)		$ (871,575)	$ (50,935)	$ 0	$ 0	$ 0	$ (3,101)	$ 3,101	$ 0	$ (922,510)	$ 0
U.S. corporate income tax rate	35.00%									21.00%	21.00%
Deferred tax assets		1,245,539				0				$ 1,245,539	$ 0
Deferred tax liabilities		$ 2,499,920				$ 0				$ 2,499,920	$ 0